STOCK-BASED COMPENSATION - DSU and RSU Activity (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, beginning of period	$ 67.0
Fair value, end of period	$ 57.0	$ 67.0
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	561	476
Settled for cash (shares) | shares	0	0
Forfeited (shares) | shares		0
Granted (shares) | shares	117	85
Credits for dividends (shares) | shares	0	0
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	678	561
Fair value, beginning of period	$ 12.8	$ 8.8
Settled for cash	0.0	0.0
Forfeited		0.0
Granted	2.2	2.0
Credits for dividends	0.0	0.0
Change in value	(2.4)	2.0
Fair value, end of period	$ 12.6	$ 12.8
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	2,623	3,110
Settled for cash (shares) | shares	(1,435)	(2,136)
Forfeited (shares) | shares		(313)
Granted (shares) | shares	1,300	1,923
Credits for dividends (shares) | shares	30	39
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	2,518	2,623
Fair value, beginning of period	$ 38.6	$ 41.5
Settled for cash	(36.2)	(47.3)
Forfeited		(5.7)
Granted	26.4	35.2
Credits for dividends	0.6	0.9
Change in value	1.6	14.0
Fair value, end of period	$ 31.0	$ 38.6